Type:  		13F-HR
Period:		9/30/2008
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	September 30, 2008

Check here if Amendment [  ] Amendment Number :

This Amendment  [ X ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts November 13, 2008
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$34,398,000
Form 13F Information Table Value Total:	13

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC CL B    COM              084670207     5590 1272     SH       SOLE                     283               989
BLKROCK FL RT OME STRA COM                      09255X100     3602 327411   SH       SOLE                   45980            281431
COHEN & STEERS QTY RLY COM                      19247L106     2686 214218   SH       SOLE                    8477            185741
COHEN & STEERS WRLDWD COM                       19248J100      322 35776    SH       SOLE                       0             35776
HIGHLAND CR STRATEG FD COM                      43005q107     3912 409200   SH       SOLE                   56041            353159
HIGHLAND DISTRESSED OP COM                      430067108     1031 347230   SH       SOLE                   48011            299219
ISHARES TREAS INFLATION PROTEC                  464287176      821 8109     SH       SOLE                     966              7143
KAYNE ANDERSON MLP INV COM                      486606106     2690 116438   SH       SOLE                   13860            102578
LMP CORPORATE LN FD IN COM                      50208B100      351 43116    SH       SOLE                    1924             41192
NUVEEN INVT QUALITY COM                         67062E103     3824 361823   SH       SOLE                    4560            357263
NUVEEN QUALT INCM MUN COM                       670977107     5624 515947   SH       SOLE                   16185            499762
WESTERN ASSET GLOBAL PARTNERS                   95766g108     1604 198052   SH       SOLE                   27674            170378
WESTERN ASSET PREMIER SHS BEN                   957664105     2341 254461   SH       SOLE                   28813            225648

REPORT SUMMARY		        13 DATA RECORDS		     34398	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
